Note 23 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Hedge accounting reserve	$ (200,000)
Hedge accounting reserve	(900,000)	$ (200,000)
Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(240,000)	(4,742,000)
Movements	(676,000)	4,502,000
Hedge accounting reserve	(916,000)	(240,000)
Foreign exchange derivatives contracts [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Hedge accounting reserve	(240,000)	(4,742,000)
Movements	(676,000)	4,502,000
Hedge accounting reserve	$ (916,000)	$ (240,000)